(Loss) Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share	The following table sets forth the computation of basic and diluted (loss) earnings per share for the six months ended June 30, 2024 and 2023:
	For the Six Months Ended June 30,
	2024	2023
Net (loss) income	$(6,335,879)	$5,648,757

Accretion of convertible redeemable preferred shares	—	(120,000)
Net income attributable to Able View Global Inc’s preferred shareholders	—	(85,728)
Net (loss) income attributable to Able View Global Inc’s ordinary shareholders	$(6,335,879)	$5,443,029

(Loss) earnings per share – basic and diluted	$(0.15)	$0.14

Weighted average shares – basic and diluted	41,755,549	37,732,310